Business Combination - Net Assets Acquired (Details) $ in Thousands, $ in Thousands			12 Months Ended
	Jun. 20, 2023 CAD ($)	Jun. 20, 2023 USD ($)	Dec. 31, 2023 CAD ($)	Jun. 20, 2023 USD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Fair value of net assets acquired
Increase in deferred income tax asset			$ 100,852
Cash			$ 55,815		$ 5,464	$ 0
Ranger Oil Corporation
Consideration
Cash	$ 732,840			$ 553,150
Common shares issued	1,326,435			1,001,196
Share based compensation	26,638			20,107
Total consideration	2,085,913			1,574,453
Fair value of net assets acquired
Oil and gas properties	3,096,404			2,337,173
Working capital deficiency excluding bank debt and financial derivatives	(159,731)			(120,565)
Financial derivatives	22,562			17,030
Lease assets	20,811			15,708
Lease obligations	(20,811)			(15,708)
Credit facilities	(373,608)			(282,000)
Long-term notes	(569,256)			(429,676)
Asset retirement obligations	(31,310)			(23,632)
Deferred income tax asset	100,852			76,123
Net assets acquired	$ 2,085,913			$ 1,574,453
Closing foreign exchange rate	1.32485			1.32485
Working capital deficiency	$ 16,400			$ 12,400
Increase in deferred income tax asset	1,600	$ 1,200
Cash	70,300			53,000
Provision for expected credit losses	300
Ranger Oil Corporation | Fully Vested Awards
Consideration
Share based compensation	21,300			16,100
Ranger Oil Corporation | Cash-Based Awards
Consideration
Share based compensation	$ 5,300			$ 4,000